Financial risk management (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Summary of financial risk management

	Level 1	Level 2	Level 3	Total
	$	$	$	$

June 30, 2026
Investment in securities	1,395,719	–	–	1,395,719
	1,395,719	–	–	1,395,719

December 31, 2025
Investment in securities	4,030,559	–	–	4,030,559
Warrant liability	–	–	(1,832,191)	(1,832,191)
	4,030,559	–	(1,832,191)	2,198,368